Share-Based Termination Liability - Schedule of Fair Value of the Share-Based Lease Termination Liability (Details)	Dec. 31, 2023
Fair value of Legacy Bolt common stock [Member]
Schedule of Fair Value of the Share-Based Lease Termination Liability [Line Items]
Share-based lease termination liability	4.08	[1]
Discount rate [Member]
Schedule of Fair Value of the Share-Based Lease Termination Liability [Line Items]
Share-based lease termination liability	15	[2]
Probability [Member] | Minimum [Member]
Schedule of Fair Value of the Share-Based Lease Termination Liability [Line Items]
Share-based lease termination liability	10	[3]
Probability [Member] | Maximum [Member]
Schedule of Fair Value of the Share-Based Lease Termination Liability [Line Items]
Share-based lease termination liability	90	[3]
Exchange ratio [Member]
Schedule of Fair Value of the Share-Based Lease Termination Liability [Line Items]
Share-based lease termination liability	0.482	[4]

[1]	The fair value of Legacy Bolt common stock was determined by management with the assistance of an independent third-party valuation specialist.
[2]	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
[3]	Scenario probability based on timing expectations of management that a qualified offering occurring was estimated at 90% and no qualified offering occurred was estimated at 10% at December 31, 2023.
[4]	The exchange ratio, as defined in the Merger Agreement relating to the Merger, represents the number of new public company shares provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated by dividing the number of shares of the new public company constituting the aggregate transaction consideration by the number of fully diluted shares of the Company.